Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventories	$ 611,039	$ 647,879
Lubricants [Member]
Inventories	277,583	277,069
Bunkers [Member]
Inventories	$ 333,456	$ 370,810